Subsequent Events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 20: — SUBSEQUENT EVENTS

Subsequent to March 31, 2020, the Company received final approvals from the FDA for four additional ANDAs:
Clocortolone Pivalate Cream USP, 0.1% and Mupirocin Cream USP, 2% in April 2020; Ivermectin Lotion, 0.5% in May 2020; and Betamethasone Dipropionate Spray, 0.05% in June 2020.  The Company currently has a total of twenty-one ANDAs awaiting FDA approval, including five tentative approvals.

In June 2020, the Company along with an additional pharmaceutical manufacturer were named as part of a proceeding in Israel seeking approval for a proposed class action relating to the alleged sale of opioid products in Israel.

In June 2020, Taro U.S.A. and former members of its commercial team were named as defendants in a lawsuit brought by U.S. State Attorney Generals.  The lawsuit alleges Taro U.S.A. and the concerned individuals conspired with competitors in violation of antitrust laws with respect to Taro U.S.A. products and engaged in an industry-wide conspiracy.  In addition, in June 2020, Taro U.S.A. and Taro Pharmaceuticals Inc. were named as defendants in a proposed class action in Canada.  The lawsuit alleges that the Taro entities conspired with competitors in violation of antitrust laws with respect to the Taro entities’ products.